3. ACCRUED EXPENSES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Professional fees		$ 331,494	$ 95,567
Stock subscription		270,000	0
Interest		63,447	44,090
Other current liabilities		56,024	7,117
Total	$ 375,978	$ 720,965	$ 146,774